S000061733 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	4.12%
C000199958 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	5.83%	5.00%
Performance Inception Date			May 17, 2018
C000199958 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.57%	5.20%	4.45%
Performance Inception Date			May 17, 2018
C000199958 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.86%	4.70%	4.05%
Performance Inception Date			May 17, 2018